Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).These unaudited condensed consolidated financial statements do not include all of the information and notes required by U.S. GAAP for complete annual financial statements and should be read in conjunction with the audited consolidated financial statements and related notes included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the results for the interim periods presented have been included.

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the subsidiaries, VIEs and the subsidiaries of the VIEs before disposal, in which it had a controlling financial interest.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiaries, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiaries are the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the VIEs and their subsidiaries of the VIEs have been eliminated upon consolidation.

Uses of estimates

Uses of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during each reporting period. Actual results could differ from those estimates. There were no key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, which have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next reporting period.

Business combinations

Business combinations

The Company accounts for business combinations using the purchase method of accounting in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. The purchase method of accounting requires the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred into an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets purchased, liabilities assumed, and equity instruments issued any contingent consideration as well and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total acquisition cost, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of the acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings as a bargain purchase gain.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed, and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, the forecasted life cycle and forecasted cash flows over that period. The fair value of the identifiable assets acquired, and liabilities assumed at the acquisition date is based on a valuation performed by an independent valuation firm engaged by the Company.

Discontinued operations

Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. Included in the consolidated statements of operations and comprehensive income (loss), the results from discontinued operations are reported separately from the income and expense from continuing operations and prior periods are presented on a comparative basis. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations, if any.

Revenue recognition

Revenue recognition

The Company follows FASB ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”). Under ASC 606, revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. All of the Company’s contracts with customers do not contain cancelable and refund-type provisions.

Under the guidance of ASC 606, the Company is required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) the Company satisfies its performance obligations. In determining the transaction price, the Company includes variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Revenues are recorded, net of sales related taxes and surcharges.

SMEs financing solutions: the Company earns one-time advisory fees from its services provided to small-and mid-size enterprises. The Company enters into one-time advisory fee agreements with customers, which specify the key terms and conditions of the arrangement. Such agreements generally do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Revenue is calculated at a fixed charge rate with the amount of the offering and is contingent upon the successful closing of the offering. The Company believes such arrangement represents a performance obligation that is satisfied at a point in time, as the customer obtains control of the benefit of the advisory services upon the closing of the offering, at which point the Company has completed its performance and has an enforceable right to payment. Therefore, the advisory fees are recognized as revenue upon the closing of the offerings.

Information Technology Services: the Company charges customers a one-time fee upon delivery and customer acceptance of its sales services of digital transformation information system software suites provided to customers. The Company enters into one-time fee agreements with customers, which specify the key terms and conditions of the arrangement. Such agreements generally do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. The Company recognizes revenue at a point in time, generally upon delivery and customer acceptance, when control of the software suites transfers to the customer.

Segment reporting

Segment reporting

Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance. In accordance with ASC 280, Segment Reporting, the Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

The Company has determined that as of June 20, 2026, it had a single reportable segment. While the Company generates revenue from two business streams—SME financing solution services and information technology services—the CODM does not receive separate financial information at the operating segment level for the purpose of allocating resources and assessing performance. The CODM reviews the Company’s results on a consolidated basis only. Accordingly, the Company has one operating segment, which is also its only reportable segment.

The Company’s revenue for the six months ended June 30,2026 and 2025 was $120,000 and nil, derived from customers in BVI, and $977,935 and nil, derived from customers in Hong Kong.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash on hand, time deposits, as well as highly liquid investments, which have original maturities of three months or less.
Short-term investments

Short-term investments

The Company’s short-term investments include money market funds and equity securities.

The money market funds, primarily invest in short-term U.S. Treasury securities, high-grade bank certificates of deposit, commercial paper, and other liquid money market instruments. The investments are measured at fair value (Level 1) in the consolidated balance sheets.

The equity securities primarily consist of common share. The securities are measured at fair value (Level 1) in the consolidated balance sheets, with fair value changes recognized in earnings within “Interest and investment income”.

Fair value of financial instruments

Fair value of financial instruments

The Company follows the provisions of FASB ASC Section 820, “Fair Value Measurements and Disclosures” (“ASC 820”). ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 — Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 — Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 — Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheet for cash, accounts receivable and other receivables approximate their fair value due to their nature of short-term maturity. The Company’s short-term investments are carried at fair value (Level 1).

Fair value measurements on a recurring basis

As of June 30, 2026, the financial instruments measured at fair value on a recurring basis are as follows:

	Fair value as of June 30,	Fair value measurement at reporting date
Description	2026	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Money market funds	$152	$152	$-	$-
Equity securities	462,748	462,748	-	-
Total	$462,900	$462,900	$-	$-

As of December 31, 2025, the financial instruments measured at fair value on a recurring basis are as follows:

	Fair value as of December 31,	Fair value measurement at reporting date
Description	2025	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Money market funds	$2,930	$2,930	$-	$-
Total	$2,930	$2,930	$-	$-

Accounts receivable, net

Accounts receivable, net

In January 2022, the Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for doubtful accounts, which replaces the previous incurred loss impairment model. The Company’s estimation of allowance for credit losses considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible. The Company assesses collectability by pooling receivables that have similar risk characteristics and evaluates receivables individually when specific receivables no longer share those risk characteristics. For receivables evaluated individually, when it is determined that foreclosure is probable or when the debtor is experiencing financial difficulty at the reporting date and repayment is expected to be provided substantially through the operation or sale of collateral, expected credit losses are based on the fair value of the collateral at the reporting date. No allowance for credit losses was recognized as of June 30, 2026 and December 31, 2025. The Company regularly reviews the creditworthiness of its customers to determine whether a credit loss has occurred on their carrying amounts. The Company writes off accounts receivables against the allowance when a balance is determined to be uncollectible.

Stock-based compensation

Stock-based compensation

The Company accounts for share-based compensation in accordance with ASC Topic 718, Compensation-Stock Compensation: Overall, (“ASC 718”).

In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are measured based on their grant date fair values and recognized as compensation expense over the requisite service period and/or performance period in the consolidated statements of operations.

The Company recognizes share-based compensation based on the fair value of equity awards on the date of the grant, with compensation expense recognized using a straight-line vesting method over the requisite service periods of the awards, which is generally the vesting period. The expected life assumption is primarily based on historical exercise patterns and employee post-vesting termination rates. The risk-free interest rate for the expected term of an option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield is based on the Company’s current and expected dividend policy.

Intangible assets, net

Intangible assets, net

Intangible assets acquired are recorded at costless accumulated amortization. Amortization is provided in amounts sufficient to recognize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Customer base	5 years

The estimated useful lives of amortizable intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed.

Income taxes

Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as operating loss and tax credit carryforwards, if any. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of comprehensive income in the period the change in tax rates or tax laws is enacted.

The Company reduces the carrying amounts of deferred tax assets by a valuation allowance, if based on the available evidence, it is “more-likely-than-not” that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a “more-likely-than-not” realization threshold. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carryforward periods, and the Company’s experience with operating loss and tax credit carryforwards, if any, not expiring.

The Company recognizes in its financial statements the impact of a tax position if that position is “more-likely-than-not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more-likely-than-not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. Interest and penalties recognized related to unrecognized tax benefits are classified as income tax expense in the consolidated statements of comprehensive income.

Foreign currency translation

Foreign currency translation

Since the Company’ former subsidiaries operates primarily in the PRC, the Company’s former subsidiaries’ functional currency is the Chinese Yuan (“RMB”). The functional currency of the Company and its subsidiaries incorporated outside the People’s Republic of China, including those in Hong Kong, is the United States dollar (“US$”). The Company’s financial statements have been translated into the reporting currency of the United States Dollar. Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at the historical exchange rates when the transaction occurred. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported in other comprehensive income (loss). Gains and losses resulting from other foreign currency transactions are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into USDs at the rates used in translation. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	June 30,	December 31,	December 23,
	2026	2025	2025

Balance sheet items, except for equity accounts	US$1=RMB6.7851	US$1=RMB 6.9931	US$1=RMB 7.0280
Items in the statements of operations and cash flows	US$1=RMB6.8624	US$1=RMB 7.1875	US$1=RMB 7.1913
Balance sheet items, except for equity accounts	US$1=HKD7.842	US$1=HKD 7.7833	US$1=HKD 7.7780
Items in the statements of operations and cash flows	US$1=HKD7.824	US$1=HKD 7.7956	US$1=HKD 7.7959

Statutory reserves

Statutory reserves

In accordance with the Company Laws of the PRC, the former subsidiaries registered as PRC domestic companies must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined in accordance with the legal requirements in the PRC. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the respective company.

The use of the statutory reserves are restricted to the off setting of losses or increasing capital of the respective company. All these reserves are not allowed to be transferred to their investors in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation. No appropriations to the enterprise expansion fund or staff welfare and bonus funds have been made by the Company.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income (loss). For six months ended June 30, 2025, the Company had another comprehensive income of $4.0 million. The Company had no other comprehensive income (loss) for the six months ended June 30, 2026. Accordingly, comprehensive income (loss) equaled net income (loss) for the six months ended June 30, 2026.

Employee benefits

Employee benefits

The full-time employees of the Company’s former PRC subsidiaries were entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities were required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued.

Credit risk and concentrations

Credit risk and concentrations

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, accounts receivable and other receivables. The Company places cash with financial institutions with high credit ratings and quality. Please refer to Note 9 for the disclosure related to concentration of major customers.

Earnings (loss) per share

Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with FASB ASC 260, “Earnings per Share” (“ASC 260”). Basic EPS is measured as net income (loss) divided by the weighted average common shares outstanding for the period. For the calculation of diluted net income per share, the weighted average number of ordinary shares is adjusted by the effect of dilutive potential ordinary shares, including unvested RSUs and ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. As of June 30, 2026, warrants to purchase 6,000,000 Class A shares (adjusted for the reverse stock split on April 27, 2026) outstanding and were exercisable from July 6, 2026 to July 6,2031. Such warrants will be excluded from diluted EPS in any future periods where their effect would be anti-dilutive. For the six months ended June 30, 2026 and 2025, there were no dilutive outstanding instruments.

Treasury shares

Treasury shares

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account in shareholders’ equity. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the par value reduces additional paid-in capital.

Recent accounting pronouncements

Recent accounting pronouncements

In January 2025, the FASB issued ASU 2025-01, which clarifies the effective date of Update 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The Board issued Update 2024-03 on November 4, 2024. Update 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact of this ASU on its financial statements.

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments—Credit Losses (Topic 326). The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is evaluating the impact of the adoption of this guidance. The Company is currently evaluating the impact of this ASU on its financial statements.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (“Topic 815”) and Revenue from Contracts with Customers (“Topic 606”): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract (“ASU 2025-07”). ASU 2025-07, expands an existing scope exception under Topic 815 to exclude non-exchange-traded contracts where the underlying is based on the operations or activities specific to one of the contract parties. The Company is currently evaluating the impact of this ASU on its financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments — Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact of this ASU on its financial statements.

In December 2025, the FASB issued ASU 2025-11, which clarifies the scope and disclosure requirements for interim financial reporting under ASC 270. The amendments introduce a principle requiring disclosure of events and transactions occurring after the end of the most recent annual reporting period that have a material impact on the entity and consolidate certain interim disclosure requirements. The amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of this ASU on its financial statements.